Subsequent events (Details) - Subsequent Events [Member] - U.S. Data Mining Group, Inc. [Member]	Feb. 06, 2023 shares
Business combination with U.S. Data Mining Group, Inc. [Abstract]
Conversion ratio	0.2
Common Stock [Member]
Business combination with U.S. Data Mining Group, Inc. [Abstract]
Number of shares exchanged into common stock (in shares)	0.2
Common and Preferred Stock [Member]
Business combination with U.S. Data Mining Group, Inc. [Abstract]
Number of shares exchanged into common stock (in shares)	0.6716